Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating expenses:
Research and development, net of contract expense reimbursements	669,038	186,958	1,048,821	579,684	1,021,808	161,772
General and administrative	81,864	6,422	104,711	19,883	36,500	85,927
Legal and professional	70,566	48,736	659,958	154,886	684,684	261,823
Total operating expenses	821,468	242,116	1,813,490	754,453	1,742,992	509,522
Loss from operations	(821,468)	(242,116)	(1,813,490)	(754,453)	(1,742,992)	(509,522)
Other income (expense):
Loss on write off of deposit
Interest expense - related parties	(13,725)	(10,547)	(39,108)	(31,641)	(46,947)	(36,771)
Interest expense	(604,716)	(113)	(920,660)	(463)	(3,841)	(2,859)
Change in fair value of warrant liability	112,797	(26,685)	94,025	30,971	579,146	(256,580)
Gain on settlement of accounts payable	328,687		328,687
Gain on forgiveness of Paycheck Protection Program note payable		62,500	73,007	62,500	62,500
Total other income (expense)	(176,957)	25,155	(464,049)	61,367	590,858	(296,210)
Loss before income taxes	(998,425)	(216,961)	(2,277,539)	(693,086)	(1,152,134)	(805,732)
Income tax provision
Net loss	(998,425)	(216,961)	(2,277,539)	(693,086)	(1,152,134)	(805,732)
Dividend on Series A preferred stock	(19,473)	(25,768)	(71,009)	(77,304)	(103,062)	(103,062)
Net loss attributable to common stockholders	$ (1,017,898)	$ (242,729)	$ (2,348,548)	$ (770,390)	$ (1,255,196)	$ (908,794)
Weighted average common shares outstanding - basic and diluted	10,164,979	9,291,526	9,723,510	9,298,332	9,301,750	9,291,526
Net loss per shares - basic and diluted	$ (0.10)	$ (0.02)	$ (0.23)	$ (0.07)	$ (0.12)	$ (0.09)